Schedule of Fair value of Warrants (Details) - USD ($)	Feb. 21, 2020	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Exercise Price		$ 1.00
Magical Beasts Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Reporting Date	Feb. 21, 2020
Number of stock options granted	250,000
Term (years)	5 years
Exercise Price	$ 1.00
Market Price on Grant Date	$ 1.00
Volatility Percentage	77.00%
Fair value	$ 156,612